SAFE LIABILITY	12 Months Ended
Dec. 31, 2023
Safe Liability
SAFE LIABILITY

NOTE 9 – SAFE LIABILITY

The Company entered into SAFE agreements, with several existing shareholders and new investors, pursuant to which the Company issued to the investors the right to acquire certain shares in exchange for payment by the investors, subject to certain terms and conditions.

During the year ended December 31, 2020, a total of approximately $2,362 was raised through SAFEs, with a valuation cap of $200,000, applicable in the case of a Liquidity Event (as defined below), and a 15% conversion discount (“Discount Rate”), in the event of an equity financing in which the Company issues and sells shares for proceeds of at least $20,000 (“Equity Financing”).

During the year ended December 31, 2021, a total of approximately $18,267 was raised through SAFEs, out of which an amount of $12,638 was raised at the same terms as the 2020 SAFEs and amounts of $5,529 and $100 were raised with a valuation cap of $400,000 and $625,000 respectively, applicable in the case of a Liquidity Event, and a 25% Discount Rate, in the event of an Equity Financing. The rest of the SAFEs conditions are similar to the 2020 SAFEs’ terms.

During the year ended December 31, 2022, a total of approximately $2,350 was raised through SAFEs, which includes amounts of $2,150 and $200 that were raised at a valuation cap of $400,000 and $625,000 respectively, applicable in the case of a Liquidity Event, and a 25% Discount Rate, in the event of an Equity. The rest of the SAFEs conditions are similar to the 2020 SAFEs’ terms.

During the year ended December 31, 2023, $1,366 was granted in SAFEs to convertible loan investors as an incentive for extending the maturity date of the associated convertible loans for an additional one-year period and $99 was granted in SAFEs to new convertible loan investors as incentive for entering into the new loans.

During the year ended December 31, 2022, $1,267 was granted in SAFEs to convertible loan investors as an incentive for entering into the new loans. See Note 10 for additional information.

After the execution of the BCA on August 17, 2023, the required majority of SAFE holders signed an amendment to their existing agreements. This adjusts the outstanding SAFEs to carry a valuation cap of $200,000 and 25% discount rate. In the event of a de-SPAC merger the valuation cap is adjusted to $150,000.

The SAFEs contain certain conversion triggers which provide for the conversion of the investment into Ordinary Shares in the event of: (i) an Equity Financing or (ii) either a change of control transaction or an initial public offering, whichever occurs sooner, which in each case is referred to as a Liquidity Event. Upon the occurrence of a Liquidity Event, the investor will, at its discretion, receive either a cash payment or shares of the most senior series issued prior to the Liquidity Event. In the event of a conversion, the conversion price is calculated as either: (i) the price per share of the Ordinary Shares sold in connection with the Equity Financing less the Discount Rate, or (ii) the price per Ordinary Share equal to the pre-money valuation cap divided by the Company’s outstanding capitalization in effect immediately prior to the Equity Financing or Liquidity Event, calculated on an as converted and fully diluted basis, with the conversion price with respect to an Equity Financing equaling whichever calculation results in the issuance of the greater number of shares to the SAFE holder.

The SAFEs are considered liabilities pursuant to ASC 480 and were initially and subsequently measured at fair value with change in fair value recognized in statements of comprehensive loss based on the following analysis:

The SAFEs were first evaluated under ASC 480-10. Each SAFE was determined to be a freestanding financial instrument since it was entered into separately and apart from any of the Company’s other financial instruments or equity transactions. In addition, each SAFE is legally detachable and separately exercisable.

The SAFEs are liabilities pursuant to ASC 480-10-25-8 since the SAFEs embody an obligation that is indexed to an obligation to repurchase the Company’s shares as the Company may be obligated to repurchase the SAFEs in certain circumstances as stipulated in the agreements. Therefore, the SAFEs are required to be initially and subsequently measured at fair value with change in fair value recognized in the statements of comprehensive loss pursuant to ASC480-10-30-7 and ASC 480-10-35-5.

The Company did not assess the SAFEs for embedded derivatives since any recognized derivatives shall not be separated from the SAFEs pursuant to ASC 815-15-25-1(b), as the SAFEs are measured at fair value through profit or loss.